Morgan Stanley Capital Opportunities Trust
Letter to the Shareholders [|] November 30, 2001



Dear Shareholder:

The Board of Trustees of Morgan Stanley Mid-Cap Equity Trust approved a proposal whereby the Fund's name would be changed to Morgan Stanley Capital Opportunities Trust. The name change was effective on January 29, 2002. There has been no change to the Fund's investment objective or investment strategies.

Market Overview
The U.S. economy lost much of its momentum during the 12-month period ended November 30, 2001. The slowdown was due initially to an inventory correction, especially in the telecommunications and technology sectors. Consequently, manufacturing overall was particularly weak. Consumer spending also slowed as consumer confidence softened. Toward the end of the summer, the economy had begun to show some improvement. However, the attacks of September 11 and subsequent events constituted a further shock to the economy. By the end of the period, an already faltering economy appeared to have tipped into recession.

As the full extent of the economic slowdown became evident, the Federal Reserve Board initiated a series of easing moves. Beginning with two 50-basis-point cuts in January, the Fed reduced the federal funds rate by a cumulative 450 basis points during the period, to 2.00 percent. (In December the Fed made a 25-basis-point cut, bringing the rate to 1.75 percent.)

The U.S. equity markets continued deeper into negative territory as 2001 advanced. By March, the Nasdaq composite index, the Dow Jones Industrial Average and the Standard & Poor's 500 Index (S&P 500) had all crossed the threshold into bear-market territory. Poor performance was heavily concentrated in technology stocks, resulting from companies trimming their spending on information technology. Early in the year, the turmoil spread to old-economy stalwarts as well, leaving very few places in the market to hide. In the second and third quarters, growth began to outpace value for the first time since early 2000. Then the terrorist attacks of September 11 significantly damaged market returns, dragging most sectors down in a relatively uniform fashion.

The post-September domestic situation is unprecedented, making it more difficult to forecast the degree of an additional slowdown or the timing of an eventual recovery. However, between the Federal Reserve's monetary stimulus and fiscal tax relief combined with spending increases, we are optimistic that the economy will improve. It is noteworthy that both the Fed's monetary stimulus and the fiscal tax relief started well before the terrorist attacks, thus providing the economy with an underpinning when the September shock occurred. We believe that the subsequent monetary and fiscal policy responses suggest that there will be a strong basis for an eventual recovery.

Morgan Stanley Capital Opportunities Trust
Letter to the Shareholders [|] November 30, 2001 continued



Performance and Portfolio Strategy
For the 12-month period ended November 30, 2001, the Fund's Class B shares posted a total return of -41.06 percent, compared with 1.74 percent for the Standard & Poor's Midcap 400 Index (S&P Midcap 400). During the same period, the Fund's Class A, C and D shares returned -40.54 percent, -41.08 percent and -40.46 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the S&P Midcap 400.

According to TCW Investment Management Company, the Fund's sub-advisor, the Fund's underperformance relative to its benchmark resulted primarily from its significant overweighting in technology. The rapid slowing of the economy and a significant reduction in capital spending on technology by corporate America contributed to the sector's sharp decline. However, the sub-advisor continues to expect technology to be one of the most fertile areas for investment. Currently, TCW believes there are few compelling investments in the telecommunications equipment industry, where it expects spending by customers (telecommunications carriers) to continue falling for some time. In contrast, TCW sees signs of improvement in the non-commodity portions of the semiconductor industry. TCW seeks to identify those areas within technology where the greatest innovation is being created and where the next large, profitable growth companies may be emerging.

The U.S. equity markets bounced back impressively in October and November, suggesting that investors are beginning to discount a recovery. TCW was particularly encouraged by the Fund's 30 percent return over those two months (relative to 12 percent for the S&P Midcap 400).


Looking Ahead
Despite the negative forces that currently plague the markets and the economy, TCW is optimistic about the long-term prospects for the equity markets. The sub-advisor believes that the foundation of the resilient U.S. economy is intact, and maintains confidence that corporate revenue growth will return. It is TCW's belief that over a complete market cycle, returns to equity investors are driven not by emotional reactions to extraordinary events, but rather by earnings. Consequently, the sub-advisor seeks to own companies that it believes can quickly grow earnings through a complete economic cycle.

Morgan Stanley Capital Opportunities Trust
Letter to the Shareholders [|] November 30, 2001 continued



We appreciate your ongoing support of Morgan Stanley Capital Opportunities Trust and look forward to serving your future investment needs.


Very truly yours,


[GRAPHIC OMITTED]                           [GRAPHIC OMITTED]
-------------------------------             -------------------------
Charles A. Fiumefreddo                      Mitchell M. Merin
Chairman of the Board                       President

Morgan Stanley Capital Opportunities Trust
Fund Performance [|] November 30, 2001


            GROWTH OF $10,000 CLASS B

[GRAPHIC OMITTED]


 Date                 Total             S&P 400
------                -----             -------

February 27, 1996     $10,000           $10,000
February 29, 1996      $9,980            $9,945
  May 31, 1996        $11,700           $10,511
 August 31, 1996      $10,420           $10,211
November 30, 1996     $10,920           $11,288
February 28, 1997      $9,300           $11,628
  May 31, 1997         $9,720           $12,420
 August 31, 1997      $10,890           $14,015
November 30,1997      $10,850           $14,386
February 28,1998      $12,450           $15,875
  May 31, 1998        $12,730           $16,133
 August 31, 1998      $11,000           $12,701
November 30, 1998     $15,460           $15,882
February 28, 1999     $20,910           $16,212
  May 31, 1999        $24,620           $18,057
 August 31, 1999      $25,724           $17,981
November 30, 1999     $33,365           $19,275
February 29, 2000     $48,669           $21,235
  May 31, 2000        $33,409           $21,931
 August 31, 2000      $45,443           $25,129
November 30, 2000     $26,987           $22,290
February 28, 2001     $21,057           $23,130
  May 31, 2001        $20,576           $24,327
 August 31, 2001      $15,977           $23,089
November 30, 2001     $15,806 (3)       $22,684


            -- Fund -- S&P 400 (4)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          Average Annual Total Returns
--------------------------------------------------------------------------------

                     Class A Shares*
----------------------------------------------------------
PERIOD ENDED 11/30/01
---------------------------
1 Year                        (40.54)%(1)   (43.67)%(2)
Since Inception (7/28/97)       9.90 %(1)     8.55 %(2)


                     Class C Shares+
----------------------------------------------------------
PERIOD ENDED 11/30/01
---------------------------
1 Year                        (41.08)%(1)   (41.67)%(2)
Since Inception (7/28/97)       9.05 %(1)     9.05 %(2)


                     Class B Shares**
----------------------------------------------------------
PERIOD ENDED 11/30/01
---------------------------
1 Year                        (41.06)%(1)    (44.01)%(2)
5 Years                         7.81 %(1)      7.51 %(2)
Since Inception (2/27/96)       8.39 %(1)      8.28 %(2)


             Class D Shares++
---------------------------------------------
PERIOD ENDED 11/30/01
---------------------------
1 Year                        (40.46)%(1)
Since Inception (7/28/97)      10.11 %(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3) Closing value after the deduction of a 1% contingent deferred sales charge (CDSC), assuming a complete redemption on November 30, 2001.
(4) The Standard and Poor's MidCap 400 Index (S&P 400) is a market-value weighted index, the performance of which is based on the performance of 400 domestic stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

Morgan Stanley Capital Opportunities Trust
Portfolio of Investments [|] November 30, 2001



  NUMBER OF
   SHARES                                                     VALUE
--------------------                                         ----------------
                       Common Stocks (99.1%)
                       Advertising/Marketing Services (1.0%)
  223,700              Lamar Advertising Co.* ............   $  8,288,085
                                                             ------------
                       Biotechnology (12.5%)
  932,300              Abgenix, Inc.* ....................     33,562,800
  276,900              Genentech, Inc.* ..................     15,907,905
  274,000              Gilead Sciences, Inc.* ............     19,785,540
  759,000              Human Genome Sciences, Inc.*.           32,265,090
  227,650              Vertex Pharmaceuticals, Inc.*......      5,759,545
                                                             ------------
                                                              107,280,880
                                                             ------------
                       Broadcasting (9.2%)
  198,437              Clear Channel
                       Communications, Inc.* .............      9,272,961
  470,100              Cox Radio, Inc. (Class A)* ........     10,943,928
  248,000              Granite Broadcasting Corp.*........        394,320
  401,000              Hispanic Broadcasting Corp.*.......      8,761,850
  675,500              Univision Communications,
                        Inc. (Class A)* ..................     24,054,555
  849,800              Westwood One, Inc.* ...............     24,865,148
                                                             ------------
                                                               78,292,762
                                                             ------------
                       Cable/Satellite TV (7.5%)
  188,800              Cablevision Systems Corp.
                        (Class A)* .......................      7,937,152
  358,000              Cablevision Systems Corp. -
                        Rainbow Media Group* .............      7,428,500
1,186,600              EchoStar Communications
                        Corp. (Class A)* .................     31,409,302
1,274,100              Liberty Satellite & Technology,
                        Inc.* ............................      1,426,992
1,041,800              Mediacom Communications
                        Corp.* ...........................     16,085,392
                                                             ------------
                                                               64,287,338
                                                             ------------
                       Computer Communications (2.2%)
  771,300              Juniper Networks, Inc.* ...........     18,958,554
                                                             ------------
                       Computer Peripherals (1.4%)
  750,300              Network Appliance, Inc.* ..........     11,599,638
                                                             ------------
                       Data Processing Services (3.0%)
  511,546              CheckFree Corp.* ..................      8,650,243
  481,587              Paychex, Inc. .....................     16,860,361
                                                             ------------
                                                               25,510,604
                                                             ------------

      NUMBER OF
       SHARES                                                    VALUE
--------------------                                         ---------------
                       Electronic Equipment/
                       Instruments (2.3%)
  715,600              Gemstar-TV Guide
                        International, Inc.* .............   $ 19,843,588
                                                             ------------
                       Electronic Production
                        Equipment (0.8%)
  173,660              Novellus Systems, Inc.* ...........      6,611,236
                                                             ------------
                       Financial Publishing/
                        Services (1.7%)
  227,700              SEI Investments Co. ...............      9,221,850
  177,000              SunGard Data Systems Inc.*.........      4,966,620
                                                             ------------
                                                               14,188,470
                                                             ------------
                       Information Technology
                        Services (0.3%)
  485,000              Sapient Corp.* ....................      3,045,800
                                                             ------------
                       Internet Software/Services (13.8%)
1,292,600              Liberate Technologies, Inc.* ......     11,827,290
  422,950              Openwave Systems Inc.* ............      4,631,303
  834,200              Overture Services, Inc.* ..........     21,313,810
1,482,100              Siebel Systems, Inc.* .............     33,124,935
  881,500              VeriSign, Inc.* ...................     32,932,840
  901,330              Yahoo! Inc.* ......................     14,033,708
                                                             ------------
                                                              117,863,886
                                                             ------------
                       Investment Banks/Brokers (0.1%)
   52,100              Instinet Group, Inc.* .............        455,875
                                                             ------------
                       Investment Managers (1.6%)
  437,600              Price (T.) Rowe Group Inc. ........     13,871,920
                                                             ------------
                       Medical Distributors (3.7%)
  315,000              Andrx Group* ......................     23,253,300
  119,500              Cardinal Health, Inc. .............      8,164,240
                                                             ------------
                                                               31,417,540
                                                             ------------
                       Other Consumer Services (7.4%)
  727,100              eBay, Inc.* .......................     49,493,697
  220,600              Expedia, Inc. (Class A)* ..........      7,901,892
  123,900              Hotel Reservations Network,
                        Inc. (Class A)* ..................      4,289,418
   30,340              Weight Watchers International
                        Inc.* ............................      1,036,414
                                                             ------------
                                                               62,721,421
                                                             ------------

                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Portfolio of Investments [|] November 30, 2001 continued



  NUMBER OF
   SHARES                                                  VALUE
------------                                            --------------
               Packaged Software (1.0%)
  458,900      Rational Software Corp.* .............   $ 8,719,100
                                                        -----------
               Personnel Services (0.7%)
  232,200      Robert Half International, Inc.*......     6,257,790
                                                        -----------
               Pharmaceuticals: Other (1.7%)
  298,100      Sepracor, Inc.* ......................    14,875,190
                                                        -----------
               Property - Casualty Insurers (0.4%)
   79,800      Cincinnati Financial Corp. ...........     3,079,482
                                                        -----------
               Semiconductors (14.9%)
  555,200      Altera Corp.* ........................    12,636,352
  964,400      Applied Micro Circuits Corp.*.........    13,144,772
  267,200      Elantec Semiconductor, Inc.*..........     9,087,472
  899,600      Maxim Integrated Products,
                Inc.* ...............................    49,307,076
1,191,100      Xilinx, Inc.* ........................    43,010,621
                                                        -----------
                                                        127,186,293
                                                        -----------
               Specialty Stores (4.9%)
1,296,300      Bed Bath & Beyond Inc.* ..............    42,090,861
                                                        -----------
               Telecommunication
              Equipment (7.0%)
  346,100      ONI Systems Corp.* ...................     2,464,232
  714,600      QUALCOMM Inc.* .......................    41,961,312
  571,800      Research In Motion Ltd.
              (Canada)* ...........................    12,459,522
  530,900      Sonus Networks, Inc.* ................     2,558,938
                                                        -----------
                                                         59,444,004
                                                        -----------
               Total Common Stocks
               (Cost $836,279,440)...................   845,890,317
                                                        -----------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                       VALUE
-----------                                 ---------------
               Short-Term Investment (0.9%)
               Repurchase Agreement
$   7,458      The Bank of New York
                1.938% due 12/03/01
                (dated 11/30/01;
                proceeds $7,459,311)(a)
                (Cost $7,458,107)....................  $  7,458,107
                                                       ------------
Total Investments
(Cost $843,737,547) (b)..............   100.0%          853,348,424
Liabilities in Excess of Other
Assets ..............................     0.0              (232,785)
                                        -----          ------------
Net Assets ..........................   100.0%         $853,115,639
                                        =====          ============

---------------------------
 *   Non-income producing security.
(a) Collateralized by $7,682,594 U.S. Treasury Bill 2.325% due 04/04/02 valued at $7,635,807.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $239,321,438 and the aggregate gross unrealized depreciation is $229,710,561, resulting in net unrealized appreciation of $9,610,877.


                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Financial Statements



Statement of Assets and Liabilities
November 30, 2001

Assets:
Investments in securities, at value
  (cost $843,737,547)............................  $  853,348,424
Receivable for:
     Shares of beneficial interest sold .........       1,734,587
Prepaid expenses and other assets ...............         190,314
                                                   --------------
   Total Assets .................................     855,273,325
                                                   --------------
Liabilities:
Payable for:
     Shares of beneficial interest
        repurchased .............................         938,057
     Distribution fee ...........................         586,624
     Investment management fee ..................         496,085
Accrued expenses and other payables .............         136,920
                                                   --------------
   Total Liabilities ............................       2,157,686
                                                   --------------
   Net Assets ...................................  $  853,115,639
                                                   ==============
Composition of Net Assets:
Paid-in-capital .................................  $1,436,138,244
Net unrealized appreciation .....................       9,610,877
Accumulated net realized loss ...................    (592,633,482)
                                                   --------------
   Net Assets ...................................  $  853,115,639
                                                   ==============
Class A Shares:
Net Assets ......................................  $   21,508,773
Shares Outstanding (unlimited authorized,
  $.01 par value)................................       1,346,593
   Net Asset Value Per Share ....................  $        15.97
                                                   ==============
     Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
        asset value) ............................  $        16.85
                                                   ==============
Class B Shares:
Net Assets ......................................  $  705,387,538
Shares Outstanding (unlimited authorized,
  $.01 par value)................................      45,415,180
   Net Asset Value Per Share ....................  $        15.53
                                                   ==============
Class C Shares:
Net Assets ......................................  $   32,016,438
Shares Outstanding (unlimited authorized,
  $.01 par value)................................       2,074,364
   Net Asset Value Per Share ....................  $        15.43
                                                   ==============
Class D Shares:
Net Assets ......................................  $   94,202,890
Shares Outstanding (unlimited authorized,
  $.01 par value)................................       5,851,805
   Net Asset Value Per Share ....................  $        16.10
                                                   ==============

Statement of Operations
For the year ended November 30, 2001

Net Investment Loss:
Dividends .....................................    $     791,691
Interest ......................................          453,145
                                                   -------------
   Total Income ...............................        1,244,836
                                                   -------------
Expenses
Distribution fee (Class A shares) .............           30,734
Distribution fee (Class B shares) .............        9,853,904
Distribution fee (Class C shares) .............          443,325
Investment management fee .....................        8,189,231
Transfer agent fees and expenses ..............        2,797,692
Shareholder reports and notices ...............          176,417
Registration fees .............................           78,012
Custodian fees ................................           64,594
Professional fees .............................           20,047
Trustees' fees and expenses ...................           12,872
Organizational expenses .......................            4,290
Other .........................................           21,692
                                                   -------------
   Total Expenses .............................       21,692,810
                                                   -------------
   Net Investment Loss ........................      (20,447,974)
                                                   -------------
Net Realized and Unrealized Loss:
Net realized loss .............................     (443,947,604)
Net change in unrealized appreciation .........     (170,366,801)
                                                   -------------
   Net Loss ...................................     (614,314,405)
                                                   -------------
Net Decrease ..................................    $(634,762,379)
                                                   ==============



                        See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Financial Statements continued



Statement of Changes in Net Assets

                                                                                FOR THE YEAR       FOR THE YEAR
                                                                                   ENDED               ENDED
                                                                             NOVEMBER 30, 2001   NOVEMBER 30, 2000
                                                                            ------------------- ------------------
Increase (Decrease) In Net Assets
Operations:
Net investment loss ....................................................... $ (20,447,974)       $  (26,893,537)
Net realized loss .........................................................  (443,947,604)          (76,382,296)
Net change in unrealized appreciation .....................................  (170,366,801)         (423,602,251)
                                                                            --------------       --------------
  Net Decrease ............................................................  (634,762,379)         (526,878,084)
                                                                            --------------       --------------
Distributions to Shareholders from
Net Realized Gain:
  Class A shares ..........................................................             -              (479,160)
  Class B shares ..........................................................             -           (31,128,120)
  Class C shares ..........................................................             -              (862,510)
  Class D shares ..........................................................             -              (119,850)
Paid-in-capital
  Class A shares ..........................................................             -               (70,251)
  Class B shares ..........................................................             -            (4,563,787)
  Class C shares ..........................................................             -              (126,455)
  Class D shares ..........................................................             -               (17,572)
                                                                            --------------       --------------
  Total Distributions .....................................................             -           (37,367,705)
                                                                            --------------       --------------
Net increase (decrease) from transactions in shares of beneficial
  interest ................................................................   (59,647,651)          736,625,790
                                                                            --------------       --------------
  Net Increase (Decrease) .................................................  (694,410,030)          172,380,001
Net Assets:
Beginning of period ....................................................... 1,547,525,669         1,375,145,668
                                                                            --------------       --------------
End of Period ............................................................. $ 853,115,639        $1,547,525,669
                                                                            =============        ==============



                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements [|] November 30, 2001



1. Organization and Accounting Policies
Morgan Stanley Capital Opportunities Trust (the "Fund"), formerly Morgan Stanley Mid-Cap Equity Trust (the Fund changed its name effective January 29,
2002), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in equity securities, including common stocks and securities convertible into common stock, issued by medium-sized companies. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc. or TCW Investment Management Company (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements [|] November 30, 2001 continued



(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

F. Organizational Expenses - The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $165,000 and was reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of February 27, 2001.


2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements [|] November 30, 2001 continued



portion of daily net assets not exceeding $500 million; 0.725% to the portion of daily net assets exceeding $500 million but not exceeding $2 billion; 0.70% to the portion of daily net assets exceeding $2.0 billion, but not exceeding $3.0 billion; and 0.675% to the portion of daily net assets in excess of $3.0 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investment in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.


3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled approximately $65,627,000 at November 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.11% and 1.0%, respectively.

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements [|] November 30, 2001 continued



The Distributor has informed the Fund that for the year ended November 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $1,200, $2,004,000 and $25,000, respectively and received approximately $49,200 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2001 aggregated $269,647,472 and $320,189,393, respectively.

For the year ended November 30, 2001, the Fund incurred brokerage commission of $27,340 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2001, the Fund had transfer agent fees and expenses payable of approximately $40,400.


5. Federal Income Tax Status
At November 30, 2001, the Fund had a net capital loss carryover of approximately $545,651,000, to offset future capital gains to the extent provided by regulations, available through November 30 of the following years:



                      AMOUNT IN THOUSANDS
----------------------------------------------------------------
    2005          2006         2007        2008          2009
------------   ----------   ---------   ----------   -----------
$  36,450       $21,173      $6,907      $68,058      $413,063
=========      ==========   =========   ==========   ===========



Due to the Fund's acquisition of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Fund, utilization of this carryover is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, significantly reducing the total carryover available.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $45,324,000 during fiscal 2001.

As of November 30, 2001, the Fund had temporary book/tax differences attributable to post- October losses and capital loss deferrals on wash sales and permanent book/tax differences primarily attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $20,544,043, accumulated net investment loss was credited $20,447,974 and accumulated net realized loss was credited $96,069.

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements [|] November 30, 2001 continued



6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:


                                                                FOR THE YEAR                     FOR THE YEAR
                                                                   ENDED                             ENDED
                                                             NOVEMBER 30, 2001                 NOVEMBER 30, 2000
                                                      -------------------------------- ---------------------------------
                                                           SHARES          AMOUNT            SHARES           AMOUNT
                                                      --------------- ----------------  ---------------- ----------------
CLASS A SHARES
Sold ................................................       874,213    $   15,550,342        1,552,593    $   63,483,042
Reinvestment of distributions .......................             -                 -           13,380           499,329
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Dividend Growth Fund ...............................             -                 -           80,352         3,505,333
Repurchased .........................................    (1,317,074)      (28,744,746)        (446,127)      (17,937,057)
                                                         ----------    --------------        ---------    --------------
Net increase (decrease) - Class A ...................      (442,861)      (13,194,404)       1,200,198        49,550,647
                                                         ----------    --------------        ---------    --------------
CLASS B SHARES
Sold ................................................     9,199,135       189,556,953       21,311,168       876,690,885
Reinvestment of distributions .......................             -                 -          904,628        33,272,193
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Dividend Growth Fund ...............................             -                 -        2,744,256       117,697,454
Repurchased .........................................   (17,436,729)     (328,643,850)     (10,753,031)     (426,074,102)
                                                        -----------    --------------      -----------    --------------
Net increase (decrease) - Class B ...................    (8,237,594)     (139,086,897)      14,207,021       601,586,430
                                                        -----------    --------------      -----------    --------------
CLASS C SHARES
Sold ................................................       666,937        14,317,266        1,737,151        70,678,077
Reinvestment of distributions .......................             -                 -           26,230           961,084
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Dividend Growth Fund ...............................             -                 -          153,141         6,528,903
Repurchased .........................................      (953,488)      (18,284,908)        (605,428)      (23,684,150)
                                                        -----------    --------------      -----------    --------------
Net increase (decrease) - Class C ...................      (286,551)       (3,967,642)       1,311,094        54,483,914
                                                        -----------    --------------      -----------    --------------
CLASS D SHARES
Sold ................................................     6,098,619       116,872,095        1,057,630        44,032,063
Reinvestment of distributions .......................             -                 -            3,245           121,636
Acquisition of Morgan Stanley Dean Witter Mid-Cap
 Dividend Growth Fund ...............................             -                 -           17,321           759,795
Repurchased .........................................    (1,127,585)      (20,270,803)        (326,506)      (13,908,695)
                                                        -----------    --------------      -----------    --------------
Net increase - Class D ..............................     4,971,034        96,601,292          751,690        31,004,799
                                                        -----------    --------------      -----------    --------------
Net increase (decrease) in Fund .....................    (3,995,972)   $  (59,647,651)      17,470,003    $  736,625,790
                                                        ===========    ==============      ===========    ==============

Morgan Stanley Capital Opportunities Trust
Notes to Financial Statements [|] November 30, 2001 continued



7. Acquisition of Morgan Stanley Dean Witter Mid-Cap Dividend Growth Fund

On July 24, 2000, the Fund acquired all the net assets of the Morgan Stanley Dean Witter Mid-Cap Dividend Growth Fund ("Mid-Cap Dividend") based on the respective valuations as of the close of business on July 21, 2000 pursuant to a plan of reorganization approved by the shareholders of Mid-Cap Dividend on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 80,352 Class A shares of the Fund at a net asset value of $43.61 per share for 507,112 shares of Mid-Cap Dividend; 2,744,256 Class B shares of the Fund at a net asset value of $42.87 per share for 16,927,521 Class B shares of Mid-Cap Dividend; 153,141 Class C shares of the Fund at a net asset value of $42.62 per share for 941,829 Class C shares of Mid-Cap Dividend; and 17,321 Class D shares of the Fund at a net asset value of $43.85 per share for 110,235 Class D shares of Mid-Cap Dividend. The net assets of the Fund and Mid-Cap Dividend immediately before the acquisition were $2,307,088,101 and $128,491,484, respectively, including unrealized depreciation of $8,021,606 for Mid-Cap Dividend. Immediately after the acquisition, the combined net assets of the Fund amounted to $2,435,579,585.

Morgan Stanley Capital Opportunities Trust
Financial Highlights



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                             FOR THE YEAR ENDED NOVEMBER 30
                                                         ---------------------------------------
                                                                 2001                2000
                                                         ------------------- -------------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................      $ 26.86            $  33.83
                                                              --------            --------
Income (loss) from investment operations:
 Net investment loss ...................................       ( 0.20)             ( 0.33)
 Net realized and unrealized gain (loss) ...............       (10.69)             ( 5.76)
                                                              --------            --------
Total income (loss) from investment operations .........       (10.89)             ( 6.09)
                                                              --------            --------
Less distributions from:
 Net realized gain .....................................            -              ( 0.77)
 Paid-in-capital .......................................            -              ( 0.11)
                                                              --------            --------
Total distributions ....................................            -              ( 0.88)
                                                              --------            --------
Net asset value, end of period .........................      $ 15.97            $  26.86
                                                              ========            ========
Total Return+  .........................................       (40.54)%            (18.72)%
Ratios to Average Net Assets:
Expenses ...............................................         1.13 %(3)           1.11 %(3)
Net investment loss ....................................       ( 1.02)%(3)         ( 0.82)%(3)
Supplemental Data:
Net assets, end of period, in thousands ................      $21,509             $48,068
Portfolio turnover rate ................................           25 %                17 %



                                                                                                 FOR THE PERIOD
                                                            FOR THE YEAR ENDED NOVEMBER 30       JULY 28, 1997*
                                                         -------------------------------------      THROUGH
                                                                1999               1998         NOVEMBER 30, 1997
                                                         ------------------ ------------------ ------------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................      $ 15.60            $10.88            $ 10.85
                                                              --------           -------            -------
Income (loss) from investment operations:
 Net investment loss ...................................       ( 0.34)           ( 0.18)            ( 0.06)
 Net realized and unrealized gain (loss) ...............        18.57              4.90               0.09
                                                              --------           -------            -------
Total income (loss) from investment operations .........        18.23              4.72               0.03
                                                              --------           -------            -------
Less distributions from:
 Net realized gain .....................................            -                 -                  -
 Paid-in-capital .......................................            -                 -                  -
                                                              --------           -------            -------
Total distributions ....................................            -                 -                  -
                                                              --------           -------            -------
Net asset value, end of period .........................      $ 33.83(4)         $15.60            $ 10.88
                                                              ==========
Total Return+  .........................................       116.89 %           43.38 %             0.28 %(1)
Ratios to Average Net Assets:
Expenses ...............................................         1.23 %(3)         1.55 %(3)          1.55 %(2)
Net investment loss ....................................        (0.93)%(3)        (1.40)%(3)         (1.46)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................      $19,934            $1,107            $    58
Portfolio turnover rate ................................           51 %              52 %               49 %

------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Includes the effect of a capital gain distribution of $0.004.


                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Financial Highlights continued



                                                         FOR THE YEAR ENDED NOVEMBER 30
                                                    -----------------------------------------
                                                            2001                 2000
                                                    ------------------- ---------------------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............       $   26.35             $    33.36
                                                          ----------             -------------
Income (loss) from investment operations:
 Net investment loss ..............................          ( 0.37)                ( 0.51)
 Net realized and unrealized gain (loss) ..........          (10.45)                ( 5.62)
                                                          ----------             -------------
Total income (loss) from investment operations               (10.82)                ( 6.13)
                                                          ----------             -------------
Less distributions from:
 Net realized gain ................................               -                 ( 0.77)
 Paid-in-capital ..................................               -                 ( 0.11)
                                                          ----------             -------------
Total distributions ...............................               -                 ( 0.88)
                                                          ----------             -------------
Net asset value, end of period ....................       $   15.53             $    26.35
                                                          ==========             =============
Total Return+  ....................................          (41.06)%               (19.12)%
Ratios to Average Net Assets:
Expenses ..........................................            2.02 %(1)              1.58 %(1)
Net investment loss ...............................          ( 1.91)%(1)            ( 1.29)%(1)
Supplemental Data:
Net assets, end of period, in thousands ...........       $ 705,388             $1,413,820
Portfolio turnover rate ...........................              25 %                   17 %



                                                                 FOR THE YEAR ENDED NOVEMBER 30
                                                    --------------------------------------------------------
                                                             1999                1998             1997*
                                                    --------------------- ------------------ ---------------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of period ..............           $    15.46      $  10.85        $  10.92
                                                              -----------     ----------      ----------
Income (loss) from investment operations:
 Net investment loss ..............................                (0.42)       ( 0.26)         ( 0.22)
 Net realized and unrealized gain (loss) ..........                18.32          4.87            0.15
                                                              -----------     ----------      ----------
Total income (loss) from investment operations                     17.90          4.61          ( 0.07)
                                                              -----------     ----------      ----------
Less distributions from:
 Net realized gain ................................                    -             -               -
 Paid-in-capital ..................................                    -             -               -
                                                              -----------     ----------      ----------
Total distributions ...............................                    -             -               -
                                                              -----------     ----------      ----------
Net asset value, end of period ....................           $    33.36(2)   $  15.46        $  10.85
                                                              ===========     ==========      ==========
Total Return+  ....................................               115.82 %       42.49 %        ( 0.64)%
Ratios to Average Net Assets:
Expenses ..........................................                 1.74 %(1)     2.20 %(1)       2.29 %
Net investment loss ...............................               ( 1.44)%(1)   ( 2.05)%(1)     ( 2.16)%
Supplemental Data:
Net assets, end of period, in thousands ...........           $1,315,930      $212,043        $174,412
Portfolio turnover rate ...........................                   51 %          52 %            49 %

------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.
(2) Includes the effect of a capital gain distribution of $0.004.


                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Financial Highlights continued



                                                         FOR THE YEAR ENDED NOVEMBER 30
                                                     ---------------------------------------
                                                             2001                2000
                                                     ------------------- -------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ...............      $ 26.19            $ 33.24
                                                          --------           --------
Income (loss) from investment operations:
 Net investment loss ...............................       ( 0.37)            ( 0.62)
 Net realized and unrealized gain (loss) ...........       (10.39)            ( 5.55)
                                                          --------           --------
Total income (loss) from investment operations .....       (10.76)            ( 6.17)
                                                          --------           --------
Less distributions from:
 Net realized gain .................................            -             ( 0.77)
 Paid-in-capital ...................................            -             ( 0.11)
                                                          --------           --------
Total distributions ................................            -             ( 0.88)
                                                          --------           --------
Net asset value, end of period .....................      $ 15.43            $ 26.19
                                                          ========           ========
Total Return+  .....................................       (41.08)%           (19.31)%
Ratios to Average Net Assets:
Expenses ...........................................         2.02 %(3)          1.86 %(3)
Net investment loss ................................       ( 1.91)%(3)        ( 1.56)%(3)
Supplemental Data:
Net assets, end of period, in thousands ............      $32,016            $61,822
Portfolio turnover rate ............................           25 %               17 %




                                                                                              FOR THE PERIOD
                                                        FOR THE YEAR ENDED NOVEMBER 30        JULY 28, 1997*
                                                     -------------------------------------       THROUGH
                                                            1999               1998          NOVEMBER 30, 1997
                                                     ------------------ ------------------  ------------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ...............      $ 15.45           $ 10.85            $ 10.85
                                                          --------          -------            -------
Income (loss) from investment operations:
 Net investment loss ...............................       ( 0.52)           ( 0.28)            ( 0.08)
 Net realized and unrealized gain (loss) ...........        18.31              4.88               0.08
                                                          --------          -------            -------
Total income (loss) from investment operations .....        17.79              4.60                  -
                                                          --------          -------            -------
Less distributions from:
 Net realized gain .................................            -                 -                  -
 Paid-in-capital ...................................            -                 -                  -
                                                          --------          -------            -------
Total distributions ................................            -                 -                  -
                                                          --------          -------            -------
Net asset value, end of period .....................      $ 33.24(4)         $15.45            $ 10.85
                                                          ========          =======            =======
Total Return+  .....................................       115.18 %           42.27 %             0.09 %(1)
Ratios to Average Net Assets:
Expenses ...........................................         1.99 %(3)         2.30 %(3)          2.32 %(2)
Net investment loss ................................        (1.69)%(3)        (2.15)%(3)         (2.22)%(2)
Supplemental Data:
Net assets, end of period, in thousands ............      $34,898           $   712            $    83
Portfolio turnover rate ............................           51 %              52 %               49 %

------------
 *   The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)  Includes the effect of a capital gain distribution of $0.004.


                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Financial Highlights continued



                                                             FOR THE YEAR ENDED NOVEMBER 30
                                                         ---------------------------------------
                                                                 2001                2000
                                                         ------------------- -------------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................      $ 27.04            $ 33.97
                                                              --------           --------
Income (loss) from investment operations:
 Net investment loss ...................................       ( 0.18)            ( 0.24)
 Net realized and unrealized gain (loss) ...............       (10.76)            ( 5.81)
                                                              --------           --------
Total income (loss) from investment operations .........       (10.94)            ( 6.05)
                                                              --------           --------
Less distributions from:
 Net realized gain .....................................            -             ( 0.77)
 Paid-in-capital .......................................            -             ( 0.11)
                                                              --------           --------
Total distributions ....................................            -             ( 0.88)
                                                              --------           --------
Net asset value, end of period .........................      $ 16.10            $ 27.04
                                                              ========           =======
Total Return+  .........................................       (40.46)%           (18.52)%
Ratios to Average Net Assets:
Expenses ...............................................         1.02 %(3)          0.86 %(3)
Net investment loss ....................................        (0.91)%(3)         (0.57)%(3)
Supplemental Data:
Net assets, end of period, in thousands ................      $94,203            $23,815
Portfolio turnover rate ................................           25 %               17 %




                                                                                                 FOR THE PERIOD
                                                            FOR THE YEAR ENDED NOVEMBER 30        JULY 28, 1997*
                                                         -------------------------------------      THROUGH
                                                                1999               1998         NOVEMBER 30, 1997
                                                         ------------------ ------------------ ------------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ...................    $15.66              $ 10.89            $ 10.85
                                                            -------              -------           -------
Income (loss) from investment operations:
 Net investment loss ...................................    ( 0.21)              ( 0.15)            ( 0.05)
 Net realized and unrealized gain (loss) ...............     18.52                 4.92               0.09
                                                            -------              -------           -------
Total income (loss) from investment operations .........     18.31                 4.77               0.04
                                                            -------              -------           -------
Less distributions from:
 Net realized gain .....................................         -                    -                  -
 Paid-in-capital .......................................         -                    -                  -
                                                            -------              -------           -------
Total distributions ....................................         -                    -                  -
                                                            -------              -------           -------
Net asset value, end of period .........................    $33.97(4)            $15.66            $ 10.89
                                                            =======              =======           =======
Total Return+  .........................................    116.96 %              43.80 %             0.37 %(1)
Ratios to Average Net Assets:
Expenses ...............................................      0.99 %(3)            1.30 %(3)          1.30 %(2)
Net investment loss ....................................     (0.69)%(3)           (1.15)%(3)         (1.19)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................    $4,384              $    15             $   10
Portfolio turnover rate ................................        51 %                 52 %               49 %

------------
 *    The date shares were first issued.
 ++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)   Includes the effect of a capital gain distribution of $0.004.


                       See Notes to Financial Statements

Morgan Stanley Capital Opportunities Trust
Independent Auditors' Report



To the Shareholders and Board of Trustees of Morgan Stanley Capital Opportunities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Capital Opportunities Trust (the "Fund"), formerly Morgan Stanley Dean Witter Mid-Cap Equity Trust, including the portfolio of investments, as of November 30, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Capital Opportunities Trust as of November 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
January 29, 2002

Morgan Stanley Capital Opportunities Trust
Trustee and Officer Information



Independent Trustees:


                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*
------------------------------------- ------------- ----------------
Michael Bozic (60)                    Trustee       Trustee since
c/o Mayer, Brown & Platt                            April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Trustee       Trustee since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (67)                  Trustee       Trustee since
c/o Mayer, Brown & Platt                            September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          Number of
                                                                                          Funds in
                                                                                            Fund
                                                                                           Complex
       Name, Age and Address of                                                           Overseen
         Independent Trustee             Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (60)                    Retired; Director or Trustee of the Morgan             99
c/o Mayer, Brown & Platt              Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer of
                                      Hills Department Stores (May 1991-July 1995);
                                      formerly variously Chairman, Chief Executive
                                      Officer, President and Chief Operating Officer
                                      (1987-1991) of the Sears Merchandise Group
                                      of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Director or Trustee of the Morgan Stanley              99
c/o Summit Ventures LLC               Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974); formerly Astronaut, Space
                                      Shuttle Discovery (April 12-19, 1985); Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (67)                  Retired; Director or Trustee of the Morgan             99
c/o Mayer, Brown & Platt              Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its wholly-owned
                                      subsidiary, Allstate Insurance Company
                                      (July 1989-December 1994).



       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (60)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown & Platt
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of the
                                      board of various civic and charitable
                                      organizations.

Wayne E. Hedien (67)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown & Platt              mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.

Morgan Stanley Capital Opportunities Trust
Trustee and Officer Information continued



                                                          Term of
                                                         Office and
                                         Position(s)     Length of
        Name, Age and Address of          Held with         Time
          Independent Trustee             Registrant      Served*
--------------------------------------- ------------- ---------------
Dr. Manuel H. Johnson (52)              Trustee       Trustee since
c/o Johnson Smick International, Inc.                 July 1991
1133 Connecticut Avenue, N.W.
Washington, D.C.

Michael E. Nugent (65)                  Trustee       Trustee since
c/o Triumph Capital, L.P.                             July 1991
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Trustee       Trustee since
c/o Mayer, Brown & Platt                              April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                            Number of
                                                                                            Funds in
                                                                                              Fund
                                                                                             Complex
        Name, Age and Address of                                                            Overseen
          Independent Trustee              Principal Occupation(s) During Past 5 Years    by Trustee**
--------------------------------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (52)              Chairman of the Audit Committee and Director            99
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.           TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                        Smick International, Inc., a consulting firm;
                                        Co-Chairman and a founder of the Group of
                                        Seven Council (G7C), an international economic
                                        commission; formerly Vice Chairman of the
                                        Board of Governors of the Federal Reserve
                                        System and Assistant Secretary of the U.S.
                                        Treasury.

Michael E. Nugent (65)                  Chairman of the Insurance Committee and                115
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
237 Park Avenue                         Funds and the TCW/DW Term Trusts; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).

John L. Schroeder (71)                  Retired; Chairman of the Derivatives Committee          99
c/o Mayer, Brown & Platt                and Director or Trustee of the Morgan Stanley
Counsel to the Independent Trustees     Funds and the TCW/DW Term Trusts; formerly
1675 Broadway                           Executive Vice President and Chief Investment
New York, NY                            Officer of the Home Insurance Company
                                        (August 1991-September 1995).



        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (52)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (65)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Director of Citizens Communications Company
c/o Mayer, Brown & Platt                (telecommunications company).
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Morgan Stanley Capital Opportunities Trust
Trustee and Officer Information continued



Interested Trustees:

                                                           Term of
                                                          Office and
                                     Position(s)          Length of
   Name, Age and Address of           Held with              Time
      Independent Trustee             Registrant           Served*
------------------------------ ----------------------- ---------------
Charles A. Fiumefreddo (68)    Chairman, Director or   Trustee since
c/o Morgan Stanley Trust       Trustee and Chief       July 1991
Harborside Financial Center,   Executive Officer
Plaza Two,
Jersey City, NJ

James F. Higgins (53)          Trustee                 Trustee since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Trustee                 Trustee since
1585 Broadway                                          April 1994
New York, NY



                                                                                    Number of
                                                                                    Funds in
                                                                                      Fund
                                                                                     Complex
   Name, Age and Address of                                                         Overseen
      Independent Trustee         Principal Occupation(s) During Past 5 Years     by Trustee**
------------------------------ ------------------------------------------------- --------------
Charles A. Fiumefreddo (68)    Chairman, Director or Trustee and Chief                 99
c/o Morgan Stanley Trust       Executive Officer of the Morgan Stanley Funds
Harborside Financial Center,   and the TCW/DW Term Trusts; formerly
Plaza Two,                     Chairman, Chief Executive Officer and Director
Jersey City, NJ                of the Investment Manager, the Distributor and
                               Morgan Stanley Services, Executive Vice
                               President and Director of Morgan Stanley DW,
                               Chairman and Director of the Transfer Agent,
                               and Director and/or officer of various Morgan
                               Stanley subsidiaries (until June 1998).

James F. Higgins (53)          Chairman of the Individual Investor Group of            99
c/o Morgan Stanley Trust       Morgan Stanley (since August 2000); Director
Harborside Financial Center,   of the Transfer Agent, the Distributor and Dean
Plaza Two,                     Witter Realty Inc.; Director or Trustee of the
Jersey City, NJ                Morgan Stanley Funds and the TCW/DW Term
                               Trusts (since June 2000); previously
                               President and Chief Operating Officer of the
                               Private Client Group of Morgan Stanley
                               (May 1999-August 2000), President and Chief
                               Operating Officer of Individual Securities of
                               Morgan Stanley (February 1997-May 1999).

Philip J. Purcell (58)         Director or Trustee of the Morgan Stanley               99
1585 Broadway                  Funds and the TCW/DW Term Trusts; Chairman
New York, NY                   of the Board of Directors and Chief Executive
                               Officer of Morgan Stanley and Morgan Stanley
                               DW; Director of the Distributor; Chairman of the
                               Board of Directors and Chief Executive Officer
                               of Novus Credit Services Inc.; Director and/or
                               officer of various Morgan Stanley subsidiaries.



   Name, Age and Address of
      Independent Trustee           Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (68)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (53)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Capital Opportunities Trust
Trustee and Officer Information continued



Officers:

                                                       Term of
                                                     Office and
                                  Position(s)         Length of
   Name, Age and Address of        Held with            Time
       Executive Officer           Registrant          Served*
------------------------------ ----------------- ------------------
Mitchell M. Merin (48)         President         President since
1221 Avenue of the Americas                      May 1999
New York, NY

Barry Fink (46)                Vice President,   Vice President,
c/o Morgan Stanley Trust       Secretary and     Secretary
Harborside Financial Center,   General Counsel   and General
Plaza Two                                        Counsel since
Jersey City, NJ                                  February 1997

Thomas F. Caloia (55)          Treasurer         Over 5 years
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Douglas S. Foreman (44)        Vice President    Since the Fund's
865 South Figueroa Street                        inception (1996)
Los Angeles, CA

Christopher J. Ainley (43)     Vice President    Since the Fund's
865 South Figueroa Street                        Inception (1996)
Los Angeles, CA




    Name, Age and Address of
        Executive Officer                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 ------------------------------      -----------------------------------------------------
 Mitchell M. Merin (48)              President and Chief Operating Officer of Morgan
 1221 Avenue of the Americas         Stanley Investment Management (since December 1998);
 New York, NY                        President, Director (since April 1997) and Chief
                                     Executive Officer (since June 1998) of the Investment
                                     Manager and Morgan Stanley Services; Chairman, Chief
                                     Executive Officer and Director of the Distributor
                                     (since June 1998); Chairman and Chief Executive
                                     Officer (since June 1998) and Director (since January
                                     1998) of the Transfer Agent; Director of various
                                     Morgan Stanley subsidiaries; President of the Morgan
                                     Stanley Funds and TCW/DW Term Trusts (since May
                                     1999); Trustee of various Van Kampen investment
                                     companies (since December 1999); previously Chief
                                     Strategic Officer of the Investment Manager and
                                     Morgan Stanley Services and Executive Vice President
                                     of the Distributor (April 1997-June 1998), Vice
                                     President of the Morgan Stanley Funds (May 1997-April
                                     1999), and Executive Vice President of Morgan
                                     Stanley.


Barry Fink (46)                      General Counsel (since May 2000) and Managing
c/o Morgan Stanley Trust             Director (since December 2000) of Morgan Stanley
Harborside Financial Center,         Investment Management; Managing Director (since
Plaza Two                            December 2000), and Secretary and General Counsel
Jersey City, NJ                      (since February 1997) and Director (since July 1998)
                                     of the Investment Manager and Morgan Stanley
                                     Services; Assistant Secretary of Morgan Stanley DW;
                                     Vice President, Secretary and General Counsel of the
                                     Morgan Stanley Funds and TCW/DW Term Trusts (since
                                     February 1997); Vice President and Secretary of the
                                     Distributor; previously, Senior Vice President,
                                     Assistant Secretary and Assistant General Counsel of
                                     the Investment Manager and Morgan Stanley Services.

Thomas F. Caloia (55)                First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust             Investment Manager, the Distributor and Morgan
Harborside Financial Center,         Stanley Services; Treasurer of the Morgan Stanley
Plaza Two                            Funds.
Jersey City, NJ


Douglas S. Foreman (44)              Chief Investment Officer of U.S. Equities and Group
865 South Figueroa Street            Managing Director of the Sub-Advisor, Trust Company
Los Angeles, CA                      of the West and TCW Asset Management Company.

Christopher J. Ainley (43)           Managing Director of the Sub-Advisor, Trust Company
865 South Figueroa Street            of the West and TCW Asset Management Company.
Los Angeles, CA


------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Douglas Foreman
Vice President

Christopher J. Ainley
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

TCW Investment Management
865 South Figueroa Street, Suite 1800
Los Angeles, California 90017


This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please read the prospectus of the Fund. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.


 MORGAN STANLEY


[MORGAN STANLEY GRAPHIC OMITTED]


MORGAN STANLEY
CAPITAL OPPORTUNITIES
TRUST








Annual Report
November 30, 2001